Liability for Pension and Other Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2011
Liability for Pension and Other Retirement Benefits (Tables) [Abstract]
Balances of the benefit obligations and the fair value of plan assets

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Change in benefit obligation:
Benefit obligation, beginning of year	¥137,452	¥139,569	$1,656,048
Service cost	6,630	7,224	79,880
Interest cost	3,585	3,745	43,193
Actuarial loss	1,854	4,048	22,337
Plan participants’ contributions	55	49	663
Acquisition	125	—	1,506
Plan amendment	—	208	—
Benefits paid	(13,505)	(17,446)	(162,711)
Foreign currency exchange rate change	(1,836)	55	(22,121)

Benefit obligation, end of year	¥134,360	¥137,452	$1,618,795

Change in plan assets:
Fair value of plan assets, beginning of year	¥94,403	¥88,252	$1,137,386
Actual return on plan assets	251	10,329	3,024
Employer contributions	7,318	6,465	88,169
Plan participants’ contributions	55	49	663
Acquisition	55	—	663
Benefits paid	(8,381)	(10,788)	(100,976)
Foreign currency exchange rate change	(1,410)	96	(16,989)

Fair value of plan assets, end of year	¥92,291	¥94,403	$1,111,940

Funded status, end of year	¥(42,069)	¥(43,049)	$(506,855)

Prepaid benefit cost	¥2,000	¥22	$24,096
Other current liability	(49)	(89)	(590)
Accrued benefit liability	(44,020)	(42,982)	(530,361)

	¥(42,069)	¥(43,049)	$(506,855)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥36,922	¥34,979	$444,843
Prior service cost	1,491	1,370	17,964

	¥38,413	¥36,349	$462,807

Information for pension plans with accumulated benefit obligations

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥109,556	¥119,363	$1,319,952
Plan assets	73,171	82,806	881,578

Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥126,307	¥134,348	$1,521,771
Plan assets	82,238	91,255	990,819

Components of net periodic pension costs

	2011	2010	2009	2011
Service cost - Benefits earned during the year	¥6,630	¥7,224	¥8,460	$79,880
Interest cost on projected benefit obligation	3,585	3,745	3,885	43,193
Expected return on plan assets	(2,961)	(2,452)	(3,029)	(35,675)
Amortization of actuarial loss	2,285	2,478	1,622	27,530
Amortization of prior service cost	227	179	535	2,735
Curtailment and settlement loss (gain)	(12)	(28)	475	(145)

Net periodic cost	¥9,754	¥11,146	¥11,948	$117,518

Other changes in plan assets and benefit obligations

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Current year actuarial loss (gain)	¥4,216	¥(3,829)	$50,795
Amortization of actuarial loss	(2,273)	(2,450)	(27,386)
Current year prior service cost	348	208	4,193
Amortization of prior service cost	(227)	(179)	(2,735)

	¥2,064	¥(6,250)	$24,867

Amortized estimated actuarial loss and prior service cost from accumulated other comprehensive income loss into net periodic cost over the next fiscal year

		Thousands of
	Millions of yen	U.S. dollars
Actuarial loss	¥2,440	$29,398

Prior service cost	189	2,277

Weighted-average assumptions for benefit obligations

	Domestic plans		Foreign plans
	2011	2010	2011	2010
Discount rate	2.0%	2.0%	6.0%	6.0%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.9%	3.8%	—	—
Assumed rate of increase in future compensation levels	2.6%	2.6%	4.6%	4.4%

Weighted-average assumptions for net periodic benefit cost

	Domestic plans			Foreign plans
	2011	2010	2009	2011	2010	2009
Discount rate	2.0%	2.0%	2.0%	6.0%	6.9%	6.7%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.8%	3.9%	3.9%	—	—	—
Assumed rate of increase in future compensation levels	2.6%	2.4%	2.0%	4.4%	4.1%	4.4%
Expected long-term rate of return on plan assets	1.9%	1.9%	1.9%	7.2%	7.6%	7.5%

Fair values of benefit plan assets

	Millions of yen
At March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥4,822	—	—	¥4,822
Equity securities
Japanese equities	7,569	386	—	7,955
Foreign equities	15,223	4,375	—	19,598
Pooled funds	4,252	571	—	4,823
Debt securities
Government bonds and municipal bonds	16,293	3,706	—	19,999
Corporate bonds	—	5,025	—	5,025
Other assets
Life insurance company general accounts	—	28,932	—	28,932
Other	38	653	446	1,137

Total	¥48,197	¥43,648	¥446	¥92,291

	Millions of yen
At March 31, 2010	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥4,486	—	—	¥4,486
Equity securities
Japanese equities	13,730	—	—	13,730
Foreign equities	17,358	—	—	17,358
Pooled funds	2,650	—	—	2,650
Debt securities
Government bonds and municipal bonds	20,030	1,245	—	21,275
Corporate bonds	—	4,698	—	4,698
Other assets
Life insurance company general accounts	—	29,638	—	29,638
Other	145	—	423	568

Total	¥58,399	¥35,581	¥423	¥94,403

	Thousands of U.S. dollars
At March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Cash	$58,097	—	—	$58,097
Equity securities
Japanese equities	91,193	4,651	—	95,844
Foreign equities	183,409	52,711	—	236,120
Pooled funds	51,229	6,879	—	58,108
Debt securities
Government bonds and municipal bonds	196,301	44,651	—	240,952
Corporate bonds	—	60,543	—	60,543
Other assets
Life insurance company general accounts	—	348,578	—	348,578
Other	458	7,867	5,373	13,698

Total	$580,687	$525,880	$5,373	$1,111,940

Estimated future employee service

Year ending March 31	Millions of yen
2012	¥13,482
2013	11,477
2014	7,605
2015	8,495
2016	9,323
Through 2017-2021	¥41,663

Accumulated postretirement benefit obligations and the fair value of the plan assets

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Change in accumulated postretirement benefit obligation:
Accumulated postretirement benefit obligation, beginning of year	¥9,416	¥9,069	$113,446
Service cost	227	231	2,735
Interest cost	452	528	5,446
Actuarial loss (gain)	(134)	979	(1,615)
Curtailment	—	(456)	—
Plan participants’ contributions	2	2	24
Medicare Part D	55	68	663
Benefits paid	(728)	(659)	(8,771)
Foreign currency exchange rate change	(981)	(346)	(11,820)

Accumulated postretirement benefit obligation, end of year	¥8,309	¥9,416	$100,108

Change in plan assets:
Fair value of plan assets, beginning of year	¥6,152	¥6,579	$74,120
Actual return on plan assets	424	1,156	5,108
Employer contributions	726	657	8,747
Plan participants’ contributions	2	2	24
Benefits paid	(1,303)	(1,894)	(15,698)
Foreign currency exchange rate change	(650)	(348)	(7,831)

Fair value of plan assets, end of year	¥5,351	¥6,152	$64,470

Funded status, end of year	¥(2,958)	¥(3,264)	$(35,638)

Prepaid benefit cost	¥719	¥700	$8,663
Other current liabilities	(38)	(38)	(458)
Accrued benefit liability	(3,639)	(3,926)	(43,843)

	¥(2,958)	¥(3,264)	$(35,638)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥3,050	¥3,502	$36,747
Prior service cost	551	616	6,639

	¥3,601	¥4,118	$43,386

Net periodic postretirement benefit cost

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Service cost - Benefits earned during the year	¥227	¥231	¥311	$2,735
Interest cost on projected benefit obligation	452	528	575	5,446
Expected return on plan assets	(302)	(324)	(400)	(3,639)
Amortization of actuarial loss	196	250	201	2,362
Amortization of prior service cost	65	70	128	783
Curtailment and settlement gain	—	(116)	—	—

Net periodic cost	¥638	¥639	¥815	$7,687

Other changes in plan assets and accumulated postretirement benefit obligations

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Current year actuarial gain	¥(256)	¥(309)	$(3,084)
Amortization of actuarial loss	(196)	(134)	(2,362)
Current year prior service cost	—	—	—
Amortization of prior service cost	(65)	(70)	(783)

	¥(517)	¥(513)	$(6,229)

Amortized estimated actuarial loss and prior service cost for the postretirement benefit plans from accumulated other comprehensive income loss into net periodic cost over the next fiscal year

		Thousands of
	Millions of yen	U.S. dollars
Actuarial loss	¥174	$2,096

Prior service cost	65	783

Weighted-average assumptions used to determine accumulated postretirement benefit obligations

	2011	2010
Discount rate	5.6%	5.4%
Assumed rate of increase in future compensation levels	4.0%	4.0%
Current healthcare cost trend rate	7.9%	7.8%
Ultimate healthcare cost trend rate	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	5	7

Weighted average assumptions used to determine net periodic postretirement benefit cost

	2011	2010	2009
Discount rate	5.4%	6.4%	5.9%
Assumed rate of increase in future compensation levels	4.0%	4.0%	4.0%
Expected long-term rate of return on plan assets	5.6%	5.5%	5.5%
Current healthcare cost trend rate	7.8%	7.8%	7.7%
Ultimate healthcare cost trend rate	4.8%	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	7	7	6

Fair values of postretirement benefit plan assets

	Millions of yen
At March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥283	¥—	¥—	¥283
Equity securities
Foreign equities	650	—	—	650
Pooled funds	1,101	—	—	1,101
Debt securities
Government bonds and municipal bonds	—	2,276	—	2,276
Corporate bonds	—	1,041	—	1,041

Total	¥2,034	¥3,317	¥—	¥5,351

	Millions of yen
At March 31, 2010	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥155	¥—	¥—	¥155
Equity securities
Foreign equities	959	—	—	959
Pooled funds	1,113	—	—	1,113
Debt securities
Government bonds	—	2,936	—	2,936
Corporate bonds	—	989	—	989

Total	¥2,227	¥3,925	¥—	¥6,152

	Thousands of U.S. dollars
At March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Cash	$3,410	$—	$—	$3,410
Equity securities
Foreign equities	7,831	—	—	7,831
Pooled funds	13,265	—	—	13,265
Debt securities
Government bonds and municipal bonds	—	27,422	—	27,422
Corporate bonds	—	12,542	—	12,542

Total	$24,506	$39,964	$—	$64,470

Estimated future benefit payments

Year ending March 31	Millions of yen
2012	¥679
2013	702
2014	724
2015	738
2016	759
Through 2017-2021	¥4,132